PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3:- PROPERTY AND EQUIPMENT
	December 31,
	2012	2011
Cost:
Computers, peripheral and scientific equipment	$12	$8
Office furniture and equipment	1	1

	13	9
Accumulated depreciation:
Computers, peripheral and scientific equipment	(10)	(8)
Office furniture and equipment	(1)	(1)

Depreciated cost	$2	$-

The depreciation expense for the year ended December 31, 2012 was $ 2. There were no depreciation expenses for the years ended December 31, 2011 and 2010.